FEDERATED ADJUSTABLE RATE SECURITIES FUND

5800 Corporate Drive
Pittsburgh, Pennsylvania 15237-7000
October 31, 2008

EDGAR Operations Branch
U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, DC  20549

RE:              Federated Adjustable Rate Securities Fund (the “Registrant”)
 1933 Act File No. 2-98491
1940 Act File No. 811-4539

Dear Sir or Madam:

Pursuant to Rule 497(j) of the Securities Act of 1933, the above-referenced Trust hereby certifies that the definitive forms of Prospectuses and Statement of Additional Information dated October 31, 2008, that would have been filed under Rule 497(c), do not differ from the forms of Prospectuses and Statement of Additional Information contained in the most recent Registration Statement for the Trust.  This Registration Statement was electronically filed under Rule 485(b) as Post-Effective amendment No. 35 on October 30, 2008.

If you have any questions regarding this certification, please contact me at (412) 288-7420.

Very truly yours,

/s/ Gail C. Jones
Gail C. Jones
Assistant Secretary

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